Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Summary of intangible assets

						Advances for
		Customer		Computer	Trade marks	intangibles, CIP
Cost:	Goodwill	relationships	Licenses	Software	and brands	and others	Total
Balance as of December 31, 2021	7,084	5,485	183	1,473	248	155	14,628
Additions	—	—	—	111	—	123	234
Additions from business combinations	1,508	201	—	896	380	—	2,985
Transfer between groups	—	—	—	37	—	(37)	—
Disposals	—	—	—	(109)	—	(49)	(158)
Balance as of December 31, 2022	8,592	5,686	183	2,408	628	192	17,689
Additions	—	—	—	277	—	44	321
Additions from business combinations	132	—	—	6	—	12	150
Transfer between groups	—	—	—	102	—	(102)	—
Disposals	—	—	—	(136)	—	(24)	(160)
Assets held for sale	(8,724)	(5,686)	(183)	(2,432)	(623)	(117)	(17,765)
Balance as of December 31, 2023	—	—	—	225	5	5	235

Accumulated Amortization:
Balance as of December 31, 2021	—	(2,990)	—	(883)	(221)	(33)	(4,127)
Amortization charge	—	(319)	—	(212)	(5)	(12)	(548)
Impairment	—	—	—	—	—	(47)	(47)
Disposals	—	—	—	112	—	47	159
Balance as of December 31, 2022	—	(3,309)	—	(983)	(226)	(45)	(4,563)
Amortization charge	—	(324)	—	(353)	(41)	(13)	(731)
Impairment	(8,724)	(2,053)	(183)	(1,395)	(361)	(79)	(12,795)
Disposals	—	—	—	163	—	17	180
Assets held for sale	8,724	5,686	183	2,432	623	117	17,765
Balance as of December 31, 2023	—	—	—	(136)	(5)	(3)	(144)

Net book value
As of December 31, 2021	7,084	2,495	183	590	27	122	10,501
As of December 31, 2022	8,592	2,377	183	1,425	402	147	13,126
As of December 31, 2023	—	—	—	89	—	2	91